Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash	$ 22,558	$ 79	$ 481,965
Prepaid expenses	26,830	17,201	2,500
Inventory	11,419,721	11,323,226	11,409,500
Total current assets	11,469,109	11,340,506	11,893,965
Non-current assets
Fixed assets, net	46,481	49,028	22,145
Security deposit	14,500	14,500
Operating lease right-of-use	312,547	328,976
Total non-current assets	373,528	392,504	22,145
Total Assets	11,842,637	11,733,010	11,916,110
Current liabilities:
Accounts payable	79,127	44,859	41,970
Current portion of lease Liability	87,844
Accrued expenses		118,860
Notes payable	2,600,000	2,600,000	2,880,000
Total current liabilities	9,256,021	5,598,042	2,934,467
Operating lease liabilities	234,690	251,214
Total non-current liabilities	234,690	251,214
Total liabilities	9,490,711	5,849,256	2,934,467
Stockholders’ equity:
Preferred stock - 25,000,000 shares authorized $0.01 par value none issued and outstanding at June 30, 2023 and June 30, 2022, respectively
Common stock – 1,000,000,000 shares authorized $0.01 par value issued and outstanding common shares at September 30, 2023 and June 30, 2023 were 252,227,053 and 252,227,053, respectively	2,522,271	2,522,271	997,486
Common stock subscribed – $0.01 par value subscribed common shares at September 30, 203 and June 30, 2023 were 943,000 and 943,000, respectively	9,430	9,430	580,563
Additional paid-in capital	9,844,510	9,844,510	9,850,605
Accumulated deficit	(9,081,285)	(5,549,457)	(1,254,011)
Subscription receivable	(943,000)	(943,000)	(1,193,000)
Total stockholders’ equity	2,351,926	5,883,754	8,981,643
Total Liabilities and Stockholders Equity	11,842,637	11,733,010	11,916,110
Related Party [Member]
Current liabilities:
Due to related party	$ 6,489,050	$ 2,834,323	$ 12,497